GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 8.3	$ 5.1	$ 5.7	$ 5.8
Kitchen Cooked
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 4.7
Kitchen Cooked | Not subject to amortization
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 79.0	$ 0.7
Trademarks | Kitchen Cooked
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	1.8	1.6
Customer Relationships | Kitchen Cooked
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 227.7	$ 2.1